BENEFIT PLANS - Summary of status of incentive plan (Details) - Stock Options - Stock-based Incentive Plan - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Number of Shares
Options outstanding at beginning of year	199,106	222,921
Granted
Exercised
Forfeited		(23,815)
Outstanding at end of year	199,106	199,106
Options exercisable at end of year	199,106	199,106
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 10.62	$ 10.62
Granted
Exercised
Forfeited		$ 10.60
Outstanding at end of year	$ 10.62	10.62
Options exercisable at end of year	$ 10.62	$ 10.62